Earnings (loss) per share and ADS (Tables)	12 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share and ADS [Table Text Block]
For the years ended March 31, 2012, 2013 and 2014, the following table sets forth the computation of basic and diluted earnings per share and ADS:

	Year ended March 31,
	2013	2014	2015
Net loss (US$)	(11,432,223)	(7,471,406)	(13,812,570)
Weighted average equity shares for basic and diluted earnings (loss) per share	13,795,178	13,795,178	13,795,178
Earnings /(loss) per share – basic (US$)	(0.828)	(0.542)	(1.000)
– diluted (US$)	(0.828)	(0.542)	(1.000)
Earnings / (loss) per ADS – basic (US$)	(0.414)	(0.271)	(0.500)
– diluted (US$)	(0.414)	(0.271)	(0.500)